RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details)	3 Months Ended
Mar. 31, 2022
Presentation of leases for lessee [Abstract]
Lease term	3 years 2 months 12 days
Incremental borrowing rate	6.00%